Commitments and Contingencies (Details) (Southeast Operations, USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Southeast Operations
Commitments and Contingencies
Obligations in association with indemnifications	$ 0	$ 0